LEASES - Maturities of lease liabilities (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Leases Commitment
2027	¥ 1,793,751	$ 256,503
2028	365,071	52,204
Total lease payments	2,158,822	308,707
Less: imputed interest	(36,110)	(5,163)
Present value of lease liabilities	2,122,712	303,544	¥ 2,843,058
Operating lease liabilities - current	1,759,435	251,596	1,761,231
Operating lease liabilities - non-current	¥ 363,277	$ 51,948	¥ 1,081,827